Provisions - Summary of classification of provisions (Detail) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of other provisions [line items]
Non-Current	$ 23,909	$ 21,146	$ 16,186
Current	2,084	3,423	4,140
Asset retirement obligation [member]
Disclosure of other provisions [line items]
Non-Current	23,349	20,987	15,430
Current	584	761	823
Environmental remediation [member]
Disclosure of other provisions [line items]
Non-Current	560	159	756
Current	1,141	2,340	2,968
Contingencies [Member]
Disclosure of other provisions [line items]
Current	$ 359	$ 322	$ 349